Income Taxes - Barbados proposed tax reform (Details) € in Millions, $ in Millions		12 Months Ended
	Jan. 01, 2024	Dec. 31, 2023 USD ($)	Dec. 31, 2023 EUR (€)	Dec. 31, 2022
Geographical
Corporate tax rate		26.50%	26.50%	26.50%
Global minimum tax rate (as a percent)		15.00%	15.00%
Global consolidated revenues of large multinational enterprise groups where global minimum tax rate is applicable | €			€ 750
Barbados
Geographical
Corporate tax rate	9.00%
Increase in deferred tax liability due to new tax rate | $		$ 50
Global minimum tax rate (as a percent)	15.00%